Non-Controlling Interest (Tables)	12 Months Ended
Mar. 31, 2018
Non-controlling Interest
Disclosure of Non-Controlling Interest
	Year ended March 31
	(in thousands)
EIML	2018	2017
Current assets	$152,997	$143,037
Non-current assets	418,118	428,429
Current liabilities	(162,898)	(192,807)
Non-current liabilities	(65,582)	(75,010)
Total net assets attributable	$342,635	$303,649
Equity attributable to owners of the Group	$204,907	$224,558
Equity attributable to non-controlling interests	$137,728	$79,091

Revenue	$151,887	$210,776
Expenses	(118,858)	(176,373)
Profit for the year	$33,029	$34,403
Profit attributable to the owners of the Group	$20,199	$26,753
Profit attributable to non-controlling interests	$12,830	$7,650

Other comprehensive (loss)/income during the year	$(612)	$5,277
Total comprehensive income during the year	$32,417	$39,680
Total comprehensive income attributable to the owners of the Group	19,828	30,211
Total comprehensive income attributable to non-controlling interests	12,589	9,469

Net cash inflow from operating activities	$49,096	$10,686
Net cash outflow from investing activities	(55,755)	(78,121)
Net cash inflow from financing activities	6,707	42,409
Net cash (outflow)/inflow	$48	$(25,026)